Segment Information and Revenue Analysis - Schedule of Revenues by Product Categories (Details) - USD ($)	12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2018
Revenues	$ 19,171,358	$ 26,216,515	$ 30,135,295
Pet leashes [Member]
Revenues	4,009,167	6,266,952	7,102,233
Pet Collars [Member]
Revenues	3,142,731	6,188,672	10,684,908
Pet Harnesses [Member]
Revenues	1,415,411	3,587,128	4,980,771
Retractable Dog Leashes [Member]
Revenues	643,010	1,771,805	2,650,932
Intelligent Pet Products [Member]
Revenues	4,328,918	2,103,523	59,719
Gift Suspender [Member]
Revenues	2,979,365	4,058,229	3,481,500
Other Pet Accessories [Member]
Revenues	1,019,080	2,024,742	1,175,232
Climbing Hooks [Member]
Revenues	$ 1,633,676	$ 215,464